Related Parties - Share Loan Agreement and Escrow Agreement (Details)	12 Months Ended
Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Number of shares delivered	2,050,000
Provisions for litigation
Disclosure of transactions between related parties [line items]
Number of shares ordered to place in escrow	2,050,000